Accounts receivable, net (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Non-freight accounts receivable	172	162
Accounts receivable, Gross	552	489
Allowance for doubtful accounts	(34)	(30)
Total accounts receivable, net	518	459
Freight [Member]
Accounts receivable, net
Accounts receivable, Gross	380	327